Subsequent Events (Details) - CNY (¥)	1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2022	Nov. 30, 2022	Aug. 31, 2022	Aug. 31, 2019
Subsequent Events (Details) [Line Items]
Total consideration			¥ 5,000,000	¥ 10,000,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Total consideration	¥ 22,863
Forecast [Member]
Subsequent Events (Details) [Line Items]
Disposal gain on property and equipment		¥ 11,073